AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
June 30, 2019
(unaudited)

Principal Amount	General Obligation Bonds (4.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$337,197

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29††††	Aa2/AA/NR	3,961,080

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	411,964
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	925,472
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	953,853

	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa1/NR/NR	646,273
635,000	4.000%, 06/01/26	Aa1/NR/NR	666,794
660,000	4.000%, 06/01/27	Aa1/NR/NR	691,792

	Total General Obligation Bonds		8,594,425

	Revenue Bonds (93.0%)

	State Agency (26.2%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,039,730
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,284,040
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,310,560
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,181,280

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	355,735
205,000	4.250%, 08/01/19 NPFG Insured	Baa2/A+/NR	205,367
210,000	4.250%, 08/01/20 NPFG Insured	Baa2/A+/NR	210,407
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,442
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,547
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,587
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,655
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,512
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,658
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	387,128
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	314,632
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	460,065
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	474,863
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	488,720
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	514,397

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,563,988
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,882,458

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,129,620
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	671,675
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	701,590
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,687,140
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	873,018
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,435,270
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,741,200
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,436,862
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,695,836
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,898,075
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A-/A+	1,540,882
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,124,330
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,194,210
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,377,220
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	581,785
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,714,856
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,186,860
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,220,240

	Total State Agency		48,432,440

	Airports (7.2%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,696,350
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	435,752
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,468,598
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	814,748
260,000	5.000%, 07/01/29 2016 Series B AMT	Aa2/AA/NR	276,325
275,000	5.000%, 07/01/30 2016 Series B AMT	Aa2/AA/NR	292,157
300,000	5.000%, 07/01/32 2016 Series B AMT	Aa2/AA/NR	318,471
330,000	5.000%, 07/01/34 2016 Series B AMT	Aa2/AA/NR	350,051
365,000	5.000%, 07/01/36 2016 Series B AMT	Aa2/AA/NR	386,882

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,327,156
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,672,541
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	2,171,443

	Total Airports		13,210,474

	Healthcare (12.4%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa3/BBB-/BBB-	2,034,860
2,535,000	5.000%, 02/01/23 Series B	Baa3/BBB-/BBB-	2,579,160

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	824,361
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	781,778
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	572,880

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa3/BBB-/BBB-	1,016,130

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	3,061,324
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,120,165

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	746,402

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	972,261

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,535,882
680,000	4.000%, 10/01/29	NR/A+/NR	720,419

	Total Healthcare		22,965,622

	Higher Education (11.0%)

	Boyle County, Kentucky College Refunding & Improvement
2,050,000	5.000%, 06/01/28	A3/A/NR	2,473,202
1,000,000	5.000%, 06/01/29	A3/A/NR	1,200,190

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,309,825
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,496,258
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	963,943

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	559,195
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	664,461

	Kentucky Bond Development Corp. Industrial Building Revenue Refunding, City of Paris (Transylvania University Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	383,720
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	399,508
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	408,400

	Lexington-Fayette, Kentucky Urban County Government (Transylvania University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,449,200

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,542,604

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,159,530
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,087,310

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,067,690

	University of Kentucky, COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A†††	Aa3/AA-/NR	1,095,900

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	A3/A+/NR	1,068,530

	Total Higher Education		20,329,466

	Housing (0.7%)

	Kentucky Housing Multifamily Mortgage Revenue
1,185,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,186,884

	Local Public Property (6.1%)

	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,955,324
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,644,330
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,072,868

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	545,395
100,000	4.250%, 02/01/24 Series A	NR/AA-/NR	102,848
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	321,902
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	370,489
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	392,955
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	424,561
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	456,202

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	966,853

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,912,065

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA/NR	1,109,840

	Total Local Public Property		11,275,632

	School Building (13.6%)

	Caldwell County, Kentucky School District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	553,802

	Campbell County, Kentucky School District Finance Corp.
340,000	3.500%, 08/01/22	A1/NR/NR	352,883

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,495,960
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,130,430
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	787,065

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,647,563
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,250,963

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	944,032
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,200,238
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,359,880
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,784,239

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	626,934
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	668,154

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,640,224
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,757,810

	Total School Building		25,200,177

	Student Loan (1.8%)

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,564,819
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	454,448
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	704,640
640,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	656,826

	Total Student Loan		3,380,733

	Turnpike/Highway (9.1%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,480,600
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,704,259
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,095,190
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	2,028,965
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,446,206

	Total Turnpike/Highway		16,755,220

	Utilities (4.9%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa3/AA/NR	2,428,160

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,038,900

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	541,065
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,155,680

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,088,190

	Owensboro, Kentucky Electric, Light and Power
1,805,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	1,834,999

	Total Utilities		9,086,994

	Total Revenue Bonds		171,823,642

	Pre-Refunded Bonds (1.4%)††

	Pre-Refunded Revenue Bonds (1.4%)

	Healthcare (1.0%)

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue, Catholic Health Initiatives
1,715,000	5.000%, 12/01/35	NR/NR/NR*	1,892,725

	Local Public Property (0.4%)

	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	228,659
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	106,353
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	106,353
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	244,612

	Total Local Public Property		685,977

	Total Pre-Refunded Revenue Bonds		2,578,702

	Total Municipal Bonds (cost $175,713,337)		182,996,769

Shares	Short-Term Investment (0.5%)

869,831	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.21%** (cost $869,831)	Aaa-mf/AAAm/NR	869,831

	Total Investments (cost $176,583,168-note b)	99.5%	183,866,600
	Other assets less liabilities	0.5	911,322
	Net Assets	100.0%	$184,777,922

Percent of
Portfolio Distribution By Quality Rating	Investments †

Pre-refunded bonds††	1.4%
Aa of Moody's or AA of S&P or Fitch	41.1
A of Moody's or S&P or Fitch	51.5
Baa of Moody's or BBB of S&P or Fitch	5.4
Not Rated*	0.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $176,583,168 amounted to of $7,283,432, which consisted of aggregate gross unrealized appreciation of $7,287,588 and aggregate gross unrealized depreciation of $4,156.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$869,831
Level 2 – Other Significant Observable Inputs- Municipal Bonds	182,996,769
Level 3 – Significant Unobservable Inputs	—
Total	$183,866,600
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2019
(unaudited)

Principal Amount	General Obligation Bonds (30.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,151,606

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	963,861

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,759,738

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,495,064
750,000	4.300%, 07/01/30 Series 2010 A AGMC Insured	A1/AA/AA+	766,695
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,441,803
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,700,997
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,142,840

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	531,960
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	533,510
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	832,958

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,559,175

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	527,160

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,068,073
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,067,624

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,642,485
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,463,832

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,116,440

	North Kingstown, Rhode Island
885,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	923,303

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	898,301
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,202,259

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/AA/NR	1,952,243
1,500,000	4.750%, 07/15/29 AGC Insured	A3/AA/NR	1,501,860
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	1,113,081
890,000	4.500%, 07/15/33 Series C AGMC Insured	A2/AA/NR	1,061,325
935,000	4.500%, 07/15/34 Series C AGMC Insured	A2/AA/NR	1,110,116
975,000	4.500%, 07/15/35 Series C AGMC Insured	A2/AA/NR	1,143,539

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,255,049

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,569,045
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,566,195
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,013,688
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,089,516
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,034,760

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,197,120
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,350,329
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,076,080
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,301,760
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,069,240
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,046,120
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,243,024
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,026,040
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,735,965
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,288,880
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,354,200

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,080,741

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,325,692

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,146,840

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,277,566

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa2/AA/NR	930,595

	Total General Obligation Bonds		70,650,293

	Revenue Bonds (64.8%)

	Development (6.5%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,954,848

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,710,080

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	1,061,851
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	955,763
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,134,725

	Rhode Island Infrastructure Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,295,048

	Total Development		15,112,315

	Healthcare (3.2%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB-/BB	553,050

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,153,730
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,147,370
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,429,850
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	1,977,098

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,130,540

	Total Healthcare		7,391,638

	Higher Education (10.5%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,188,780
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,551,277
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,073,510
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,529,054

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,592,850

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,791,290

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,111,450
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,616,950
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,038,240

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,134,090

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	551,350
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	2,870,904
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,111,950

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,036,670

	Total Higher Education		24,198,365

	Housing (4.2%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
1,500,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,523,835

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
300,000	3.350%, 10/01/41 Series 68-C	Aa1/AA+/NR	304,815

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,561,300
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,058,240
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,291,935
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,033,790
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,039,470

	Total Housing		9,813,385

	Public School (23.5%)

	Rhode Island Health and Education Building Corp., Public School Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	947,886
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,925,405

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,698,509

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,047,210
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,044,380

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,288,591

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,032,600
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,031,010

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,028,190

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,779,473

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,063,950

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,577,250

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	Aa3/AA-/NR	1,035,690
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,203,136
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	903,608
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	617,175
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	615,120
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	612,570
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	554,120

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,730,391
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,156,500
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,161,413
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,204,853

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,515,169

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,390,060

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,948,799

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,500,000	3.500%, 05/15/24 Series 2015 A AGMC Insured	Aa3/AA/NR	1,619,040
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,265,710
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,653,360
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,185,380

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,001,860
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,156,980
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,203,000
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,206,960
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,115,680

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,113,470
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	861,216

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	608,865
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	606,400
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	603,320

	Total Public School		54,314,299

	Transportation (4.7%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/A/BBB+	731,145
1,015,000	5.000%, 07/01/37 Series D	Baa1/A/BBB+	1,163,880
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,810,740

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	2,061,252
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,183,630

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,121,350
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	2,153,400
540,000	4.625%, 07/01/26 Series B AGC Insured	A3/AA/BBB+	541,382

	Total Transportation		10,766,779

	Turnpike/Highway (4.1%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	517,345
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,665,488
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,091,740
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,044,130

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,386,965
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,630,125
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,080,950

	Total Turnpike/Highway		9,416,743

	Water and Sewer (7.1%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,483,874

	Rhode Island Clean Water Protection Finance Agency
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,420

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	3,203,010

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,196,712
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,048,060
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,045,530

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	2,042,957

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,925,226
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	565,340

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	519,415

	Total Water and Sewer		16,531,544

	Other Revenue (1.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,400,480

	Total Revenue Bonds		149,945,548

	Pre-Refunded\ Escrowed to Maturity Bonds (2.6%)††

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (2.6%)

	Healthcare (0.5%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A ETM	NR/NR/NR*	521,290
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	556,990

	Total Healthcare		1,078,280

	Higher Education (1.4%)

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/NR/NR*	1,277,638

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,086,760

	Total Higher Education		3,364,398

	Public School (0.5%)

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,069,060

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	272,490
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	247,418

	Total Other Revenue		519,908

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		6,031,646

	Total Municipal Bonds (cost $217,296,708)		226,627,487

Shares	Short-Term Investment (1.4%)

3,295,653	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.21%** (cost $3,295,653)	Aaa-mf/AAAm/NR	3,295,653

	Total Investments (cost $220,592,361-note b)	99.4%	229,923,140
	Other assets less liabilities	0.6	1,471,114
	Net Assets	100.0%	$231,394,254

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	10.0%
Pre-refunded bonds\ ETM bonds††	2.7
Aa of Moody's or AA of S&P or Fitch	67.0
A of Moody's or S&P or Fitch	17.6
Baa of Moody's or BBB of S&P or Fitch	2.5
BB of S&P or Fitch	0.2
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††† Security purchased on a delayed delivery or when-issued basis.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $220,592,361 amounted to $9,330,779, which consisted of aggregate gross unrealized appreciation of $9,333,376 and aggregate gross unrealized depreciation of $2,597.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,295,653
Level 2 – Other Significant Observable Inputs-Municipal Bonds	226,627,487
Level 3 – Significant Unobservable Inputs	—
Total	$229,923,140
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
June 30, 2019
(unaudited)

Principal Amount	General Obligation Bonds (36.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (0.5%)

	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,244,550

	Metropolitan District (3.0%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,901,730

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,209,780

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,757,880

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,075,729

	Total Metropolitan District		7,945,119

	School Districts (32.6%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,559,410
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,218,430
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,764,634
1,000,000	5.500%, 12/15/31	Aa2/AA/NR	1,310,320

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,087,770
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,255,990

	Adams & Arapahoe Counties, Colorado Joint School District #28J
1,000,000	5.000%, 12/01/30	Aa2/NR/AA	1,219,750

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,156,855
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,243,460
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,186,990
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,281,233
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,685,724
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,436,017

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,771,009

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,226,510

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,380,500

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	2,472,780

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,231,290

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,182,220
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,459,300

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,372,840
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,728,920

	Douglas County, Colorado School District No. RE 1, Douglas & Elbert Counties Series B
1,000,000	5.000%, 12/15/31	Aa1/NR/AA+	1,266,250

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA/NR	1,349,197
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,228,080

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,530,860

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,088,385
2,255,000	5.000%, 12/15/29	Aa2/NR/NR	2,771,237
1,250,000	5.000%, 12/15/31	Aa2/NR/NR	1,524,075

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,938,112

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,772,773
1,500,000	5.000%, 12/15/30	Aa2/AA/NR	1,903,350
2,600,000	5.000%, 12/15/31	Aa2/AA/NR	3,279,432

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,216,090

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,210,640
1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	1,266,920
800,000	5.000%, 12/15/30	Aa2/NR/NR	1,013,536

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,644,600

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,466,440

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,249,257

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,119,520
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,467,800

	Total School Districts		87,538,506

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,350,130

	Total General Obligation Bonds		98,078,305

	Revenue Bonds (48.4%)

	Airport (3.3%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/AA-	4,560,732
1,210,000	5.250%, 11/15/28	A1/A+/AA-	1,226,625
3,000,000	5.250%, 11/15/29	A1/A+/AA-	3,041,010

	Total Airport		8,828,367

	City & County (1.1%)

	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,805,730

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,274,680

	Total City & County		3,080,410

	Electric (2.3%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	1,210,340
295,000	4.750%, 11/15/27	Aa2/AA+/NR	298,655

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA+/AA	863,615
840,000	4.000%, 11/15/27	Aa2/AA+/AA	867,745

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,918,968

	Total Electric		6,159,323

	Higher Education (14.4%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	972,363

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	917,028
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,189,510

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,224,800

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,276,306

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Araphoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,228,170

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,453,696
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,558,138
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,614,038

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,114,735
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,438,647

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,570,620

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa1/NR/AA+	1,719,362

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,163,550
2,810,000	5.000%, 06/01/26 SHEIP Insured	Aa2/AA/NR	2,993,999
2,940,000	5.000%, 06/01/28 SHEIP Insured	Aa2/AA/NR	3,128,483

	Total Higher Education		38,563,445

	Hospital (1.5%)

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
1,000,000	6.000%, 10/01/23	Baa1/BBB+/BBB+	1,011,090

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,055,830

	Total Hospital		4,066,920

	Lease (11.9%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,344,379

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA/NR	1,522,065

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,950,529

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,728,472

	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,283,195
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	3,032,450

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,476,620

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,076,216

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,296,403

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,849,837

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,657,559

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,194,370

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	3,024,212

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	860,303

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,537,513

	Total Lease		31,834,123

	Sales Tax (4.4%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,418,449

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,236,650

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,111,882

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33**	NR/AA-/NR	1,244,654

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,189,270

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,047,060

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,356,338

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,178,454

	Total Sales Tax		11,782,757

	Transportation (0.9%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/AA-/AA-	2,372,200

	Water & Sewer (8.6%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,561,982
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,196,776

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,101,282
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,733,722

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	Aa3/NR/NR	3,677,396

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,121,507

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,065,950

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,070,405

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,091,575

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,592,631

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,098,220

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,177,914

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,747,613

	Total Water & Sewer		23,236,973

	Total Revenue Bonds		129,924,518

	Pre-Refunded Bonds\ Escrowed to Maturity (11.9%)††

	Pre-Refunded General Obligation Bonds (2.1%)

	Metropolitan District (0.8%)

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/NR	2,034,620

	School Districts (1.3%)

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,521,718

	Total Pre-Refunded General Obligation Bonds		5,556,338

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (9.8%)

	Electric (1.2%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,726,636

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	171,026
160,000	4.000%, 11/15/27	NR/NR/NR*	165,843

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,190,369

	Total Electric		3,253,874

	Higher Education (3.7%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	797,122
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,703,654

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	Aa2/AA/NR	2,524,618

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,488,999

	University of Colorado Enterprise System, Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,131,960

	Western State College, Colorado Institutional Enterprise, Series A
1,160,000	5.000%, 05/15/24 SHEIP Insured	Aa2/AA/NR	1,197,074

	Total Higher Education		9,843,427

	Lease (2.3%)

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa2/NR/NR	2,090,800

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,151,110

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,016,790

	Total Lease		6,258,700

	Sales Tax (1.5%)

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured ETM	NR/AA/NR	4,026,080

	Miscellaneous Revenue (1.1%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,008,980

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,889,779

	Total Miscellaneous Revenue		2,898,759

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		26,280,840

	Total Pre-Refunded\ Escrowed to Maturity Bonds		31,837,178

	Total Municipal Bonds (cost $248,923,832)		259,840,001

Shares	Short-Term Investment (3.1%)

8,237,944	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.21%** (cost $8,237,944)	Aaa-mf/AAAm/NR	8,237,944

	Total Investments (cost $257,161,776-note b)	100.0%	268,077,945
	Other assets less liabilities	0.0	45,438
	Net Assets	100.0%	$268,123,383

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	2.2%
Prerefunded bonds\ ETM bonds ††	12.3
Aa of Moody's or AA of S&P or Fitch	78.2
A of Moody's or S&P or Fitch	6.9
Baa of Moody's or BBB of S&P or Fitch	0.4
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** Security purchased on a delayed delivery or when-issued basis.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $257,136,506 amounted to $10,941,439, which consisted of aggregate gross unrealized appreciation of $10,941,439 and aggregate gross unrealized depreciation of $0.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2019:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,237,944
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	259,840,001
Level 3 – Significant Unobservable Inputs	—
Total	$268,077,945
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
June 30, 2019
(unaudited)

Amount	General Obligation Bonds (11.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (3.3%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,175,440

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,314,018

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,120,200
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	864,818
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	855,870

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,153,130

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A2/AA/NR	1,218,300

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,680,614

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,136,500

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,122,620

	Total City and County		12,641,510

	Healthcare (0.6%)

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,249,750

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A/NR	1,051,500

	Total Healthcare		2,301,250

	Local Public Property (0.3%)

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,174,030

	Public Schools (5.1%)

	Alvin, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	1,132,350

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,492,900
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,209,350
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,949,868
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,202,820

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,169,700

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aa1/NR/NR	1,469,690

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,559,334
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,692,192

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	667,200

	Total Public Schools		19,545,404

	State (1.8%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/AA-/AA-	652,190
565,000	5.000%, 02/01/31 AMT	NR/AA-/AA-	678,203
590,000	5.000%, 02/01/32 AMT	NR/AA-/AA-	702,548

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,190,320

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,189,190

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,256,540
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,253,130

	Total State		6,922,121

	Water and Sewer (0.8%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	811,336

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,279,044

	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	567,994
490,000	4.000%, 06/01/22	NR/AA/NR	528,200

	Total Water and Sewer		3,186,574

	Total General Obligation Bonds		45,770,889

	Revenue Bonds (72.5%)

	Airport (6.9%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	586,645

	Broward County, Florida Airport System Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A+	1,010,400

	Clark County, Nevada Passenger Facilities Charge Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,525,830

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,235,390

	Metropolitan Washington DC Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A†††	Aa3/AA-/AA-	1,227,720

	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,753,926

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,205,540
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	4,601,363
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,227,030
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,246,510
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,237,230
2,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	2,531,865
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,520,500
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	609,680
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	621,265
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,823,412

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,515,674

	Total Airport		26,479,980

	Charter Schools (9.5%)

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,667,010

	Utah State Charter School Finance Authority Good Foundations Academy
645,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	645,258
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,976
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,281,935

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,467,082

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,484,873

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	429,045
440,000	4.000%, 04/15/24	NR/AA/NR	480,836
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,888,855

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,107,010

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	507,937
505,000	4.000%, 10/15/23	NR/AA/NR	537,522
525,000	4.000%, 10/15/24	NR/AA/NR	559,451

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,124,280
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,102,040

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	570,635

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	588,950
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	608,545
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	574,959

	Utah State Charter School Finance Authority Venture Academy
675,000	4.000%, 10/15/24	NR/AA/NR	724,795
855,000	5.000%, 10/15/29	NR/AA/NR	974,298
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,230,200
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,220,399

	Utah State Charter School Finance Authority Voyage Academy
1,225,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,233,244
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,451,980
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,806,150

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	812,557
700,000	5.000%, 10/15/36	NR/AA/NR	761,201

	Total Charter Schools		36,497,023

	Electric (7.6%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,138,240

	Intermountain Power Agency Subordinated Power Supply Revenue Refunding
1,185,000	5.000%, 07/01/19 Series A	NR/A+/AA	1,185,000

	Jacksonville Electric Authority, Florida Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/NR	36,652

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	644,067
850,000	5.000%, 06/01/31	NR/A+/NR	1,039,397

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,170,650

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	1,382,450

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,367,707

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,786,342

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A/A	876,998
445,000	5.000%, 09/01/25 Series A	NR/A/A	531,410
375,000	5.000%, 09/01/30 Series 2017B	NR/A/A	458,486

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,152,300
1,000,000	5.000%, 04/01/25	NR/A-/A	1,074,760
6,375,000	5.000%, 04/01/26	NR/A-/A	6,842,798

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	922,391
905,000	5.000%, 03/01/32	NR/A/A	1,044,524
745,000	5.000%, 03/01/34	NR/A/A	856,757

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/A+	374,547
3,000,000	5.000%, 07/01/38 Series B	NR/A+/A+	3,486,540

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	808,214

	Total Electric		29,180,230

	Healthcare(1.4%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	848,085

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	553,943

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,171,600

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,285,096
880,000	5.000%, 05/15/28	Aa1/AA+/NR	937,314
500,000	5.000%, 05/15/29	Aa1/AA+/NR	532,375

	Total Healthcare		5,328,413

	Higher Education (9.1%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,100,540

	Salt Lake County, Utah Westminster College Project
685,000	5.000%, 10/01/19	NR/BBB/NR	690,562
720,000	5.000%, 10/01/20	NR/BBB/NR	748,073
555,000	5.000%, 10/01/21	NR/BBB/NR	592,046
790,000	5.000%, 10/01/22	NR/BBB/NR	863,747
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,260,614
955,000	5.000%, 10/01/28	NR/BBB/NR	1,083,495
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,138,872
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,134,333
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,185,472

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	605,940

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,165,910

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,117,754
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	786,601
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	821,100

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,021
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,063
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,139
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,301

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,535,728
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,181,130

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	964,178
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	259,534

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	625,325
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	564,475
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	701,484
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	544,950
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,190,670
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,782,405

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,224,185

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,342,552

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,419,085

	Total Higher Education		35,039,284

	Housing (0.9%)

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	427,788

	Utah Housing Corporation Single Family Mortgage
40,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	40,250
210,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	211,462
65,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	65,720
125,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	126,129
960,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	993,725

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	850,627
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	531,585
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	154,232

	Total Housing		3,401,518

	Local Public Property (13.8%)

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,320,061

	Brigham, Utah Special Assessment Voluntary Assessment Area
975,000	5.250%, 08/01/23	A1/NR/NR	977,847
22,000	5.500%, 08/01/29	A1/NR/NR	22,074

	Civicventures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,163,250
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,158,770
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,152,610

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	490,965

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,180,680

	Eagle Mountain, Utah Special Assessment Area
320,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	352,160

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	573,400

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,154,230

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A/NR	1,137,820

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A3/AA/AA-	1,151,112

	Mesquite, Nevada New Special Improvement District
170,000	5.350%, 08/01/19	NR/NR/NR*	170,272
70,000	5.400%, 08/01/20	NR/NR/NR*	70,109
255,000	5.500%, 08/01/25	NR/NR/NR*	255,237

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	919,935
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,502,494
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,194,310

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,183,440

	Orem, Utah Special Assessment
130,000	7.750%, 11/01/25	NR/NR/NR*	130,303

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	658,791

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,033,979
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	725,592
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	438,944
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	466,863
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,288,807
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	502,242

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	898,907
810,000	5.000%, 02/15/31	Aa3/NR/NR	986,321

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,245,000	4.000%, 11/01/27	NR/AA+/NR	1,415,777
1,575,000	4.000%, 11/01/28	NR/AA+/NR	1,781,861
1,360,000	4.000%, 11/01/30	NR/AA+/NR	1,516,944

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/A+	563,820

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	556,055

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	979,455
885,000	4.000%, 12/15/29	NR/AA-/NR	1,011,316
920,000	4.000%, 12/15/30	NR/AA-/NR	1,039,407

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,585,165

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	588,370
500,000	5.000%, 10/01/37	Aa3/NR/NR	580,015

	Weber County, Utah Special Assessment Summit Mountain Area
1,575,000	5.500%, 01/15/28	NR/AA/NR	1,789,216
4,085,000	5.750%, 01/15/33	NR/AA/NR	4,661,965

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,198,750
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,174,160

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,779,540

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	978,138
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,186,370
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	366,228
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	868,660

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,205,111

	Total Local Public Property		53,087,848

	Public Schools (1.9%)

	Apline, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,134,937

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,921,310

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,382,468
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,485,345

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
1,351,000	2.000%, 08/01/22	NR/NR/NR*	1,351,473

	Total Public Schools		7,275,533

	Sales Tax (6.7%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,187,850

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,301,020

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA+/NR	2,225,334
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,370,491
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,778,777

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,373,561

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,162,120

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	599,945

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	824,640
1,000,000	5.250%, 12/01/36	NR/AA+/AAA	1,132,850

	Salt Lake County, Utah Sales Tax Revenue
2,000,000	5.000%, 02/01/24 Series A	NR/AAA/AAA	2,185,980
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,845,292

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,177,330

	Summit County, Utah Transportation Sales Tax Revenue
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,646,968

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,221,600

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	663,460

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,930,320

	Total Sales Tax		25,627,538

	State Agency (2.2%)

	Utah Infrastructure Agency Layton City Telecommunications & Franchise Tax
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	618,050

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,675,239
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	644,636
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	688,685

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	604,907
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	711,610

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,168,320
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,062,624
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,091,895

	Total State Agency		8,265,966

	Transportation (4.3%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,351,560
500,000	5.000%, 07/01/36	Aa3/AA-/NR	600,615

	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A	A1/A+/NR	757,552

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,139,360

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,799,500
5,000,000	5.000%, 06/15/37 Series A	A1/A+/AA	5,757,600

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	259,017

	Total Transportation		16,665,204

	Water and Sewer (8.2%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,200,094

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,072,930

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	473,432

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,132,140

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	578,990

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,125,980
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	242,884

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,241,880
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,128,270

	Jordanelle, Utah Special Service District
240,000	5.500%, 11/15/19	NR/NR/NR*	240,271
253,000	5.600%, 11/15/20	NR/NR/NR*	253,192
268,000	5.700%, 11/15/21	NR/NR/NR*	268,174
283,000	5.800%, 11/15/22	NR/NR/NR*	283,006
299,000	6.000%, 11/15/23	NR/NR/NR*	299,015

	Lakewood, WA Water District
750,000	4.000%, 12/01/37 AMT†††	NR/AA-/NR	808,335

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/AA-/A+	1,204,350
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,102,970

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,236,760

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,312,679

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	570,950

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,178,440

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,193,330
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,663,634
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,181,690

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI Insured	NR/AA/NR	1,131,390

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,568,475

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,269,490

	Utah Water Finance Agency Revenue
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,134,440
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,199,610

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	986,763

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	975,873

	Total Water and Sewer		31,259,437

	Total Revenue Bonds		278,107,974

	Pre-Refunded Bonds (13.9%)††

	Pre-Refunded General Obligation Bonds (2.4%)

	City and County(1.6%)

	Clark County, Nevada, Refunding
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,018,330

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,828,042

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,145,420

	Total City and County		5,991,792

	Public Schools (0.8%)

	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,070,690

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	A1/AA/NR	2,137,440

	Total Public Schools		3,208,130

	Total Pre-Refunded General Obligation Bonds		9,199,922

	Pre-Refunded Revenue Bonds (11.5%)

	Charter Schools (0.3%)

	Utah State Charter School Finance Authority Davinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,087,280

	Electric (0.8%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A+/AA-	1,018,330

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	347,656

	Jacksonville Electric Authority, Florida Electric System Revenue
465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	490,617

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A	1,117,892

	Total Electric		2,974,495

	Healthcare (0.9%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/NR/NR*	1,055,642
1,000,000	5.500%, 12/01/34	NR/NR/NR*	1,017,100

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	268,754

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	NR/NR/NR*	970,148
70,000	5.250%, 08/15/25	NR/NR/NR*	73,022

	Total Healthcare		3,384,666

	Higher Education (1.1%)

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,293,567

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,467,431
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,547,369

	Total Higher Education		4,308,367

	Local Public Property (0.6%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/NR/NR*	1,076,277
1,150,000	5.000%, 11/01/25	NR/NR/NR*	1,185,604
245,000	5.000%, 11/01/29	NR/NR/NR*	252,585

	Total Local Public Property		2,514,466

	State Agency (2.1%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,418,175
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,151,940
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,894,582
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/NR/NR	1,094,040
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/NR/NR	1,605,434

	Total State Agency		8,164,171

	Transportation (0.3%)

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,106,530

	Water and Sewer (5.4%)

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,024,770
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,099,080

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/NR	6,376,800

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,485,424

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/NR	1,568,415

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,073,430
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,073,430
985,000	5.250%, 06/30/34	NR/NR/NR*	1,057,329

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,218,921

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	650,000

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	961,239

	Total Water and Sewer		20,588,838

	Total Pre-Refunded Revenue Bonds		44,128,813

	Total Pre-Refunded Bonds		53,328,735

	Total Municipal Bonds (cost $358,198,877)		377,207,598

Shares	Short-Term Investment (1.5%)

5,559,066	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.21%** (cost $5,559,066)	Aaa-mf/AAAm/NR	5,559,066

	Total Investments (cost $363,757,943-note b)	99.8%	382,766,664
	Other assets less liabilities	0.2	737,500
	Net Assets	100.0%	$383,504,164

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P and Fitch	8.2%
Pre-Refunded bonds††	14.1
Aa of Moody's or AA of S&P and Fitch	50.0
A of Moody's or S&P and Fitch	19.3
BBB of S&P and Fitch	3.6
Not Rated*	4.8
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $363,757,943 amounted to $19,008,721, which consisted of aggregate gross unrealized appreciation of $19,023,421 and aggregate gross unrealized depreciation of $14,700.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$5,559,066
Level 2 – Other Significant Observable Inputs - Municipal Bonds	377,207,598
Level 3 – Significant Unobservable Inputs	—
Total	$382,766,664
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
June 30, 2019
(unaudited)

Principal Amount	General Obligation Bonds (25.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (4.8%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$525,000	6.250%, 01/01/29	NR/A-/NR	$536,802

	Gilbert Improvement District No. 19
15,000	5.200%, 01/01/23	Aa1/AA-/NR	15,044

	Gilbert Improvement District No. 20
590,000	5.100%, 01/01/29	Aa1/AA-/NR	600,543

	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA-/AAA	245,946

	Goodyear McDowell Road Commercial Corridor Improvement District
870,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	940,079

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/NR	485,860
425,000	4.000%, 07/01/33	Aa2/AA/NR	484,347
450,000	4.000%, 07/01/34	Aa2/AA/NR	510,755

	Phoenix, Arizona
680,000	5.000%, 07/01/19	NR/AA+/AAA	680,000

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	227,670
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	561,065

	Tempe, Arizona
945,000	2.000%, 07/01/20	NR/AAA/AAA	951,813
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,304,403

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,005,520

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,104,690

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/AA/NR	760,000

	Total City		12,414,537

	County (5.2%)

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	388,885
395,000	3.500%, 07/01/28 AGMC Insured	NR/AA/NR	438,043

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AAA	2,997,725
2,500,000	5.000%, 07/01/26	Aa3/NR/AAA	3,063,500
3,000,000	5.000%, 07/01/32	Aa3/NR/AAA	3,694,860
1,500,000	5.000%, 07/01/34	Aa3/NR/AAA	1,834,560

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,109,910

	Total County		13,527,483

	School District (15.9%)

	Apache Co. Unified School District No. 10 (Round Valley)
710,000	4.000%, 07/01/20	A2/NR/NR	728,716

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,165,380
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	591,380

	Coconino Co. Unified School District No. 1 (Flagstaff)
300,000	5.000%, 07/01/20	Aa1/AA-/NR	311,145

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,155,720

	Glendale Union High School District No. 205
825,000	3.000%, 07/01/20	NR/A+/NR	838,357
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	590,867

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	562,305
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	515,605

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa2/NR/NR	616,435

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	606,800

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
1,000,000	4.000%, 07/01/19	NR/AA/NR	1,000,000
350,000	5.000%, 07/01/34	Aa1/AA/NR	408,891

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	366,314
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	664,216
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	342,594
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	426,371

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/AAA	569,765

	Maricopa Co. High School District No. 214 (Tolleson)
825,000	4.000%, 07/01/34	Aa1/AA-/NR	932,811

	Maricopa Co. Unified School District No. 11 (Peoria)
750,000	3.000%, 07/01/20†††	NR/AA-/NR	762,165
1,500,000	4.000%, 07/01/25	A1/AA-/NR	1,610,085
675,000	4.500%, 07/01/33 AGMC Insured	A1/AA/NR	760,772

	Maricopa Co. Unified School District No. 24 (Gila Bend)
200,000	5.500%, 07/01/22	NR/NR/NR*	200,224

	Maricopa Co. Unified School District No. 41 (Gilbert)
350,000	3.000%, 07/01/20	Aa2/AA-/NR	355,807

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa3/A+/NR	1,859,802

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A3/AA/NR	1,024,096

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AAA	1,101,760

	Maricopa Co. Unified School District No. 80 (Chandler)
300,000	5.000%, 07/01/23	Aa1/AA/NR	342,630
545,000	4.000%, 07/01/36	Aa1/AA/NR	612,008

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	546,500
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,444,512

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,390,103

	Maricopa Co. Unified School District No. 93 (Cave Creek)
100,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	111,469

	Maricopa Co. Unified School District No. 97 (Deer Valley)
1,000,000	5.000%, 07/01/20	Aa2/NR/AA+	1,037,250
425,000	5.000%, 07/01/20	Aa2/NR/AA+	440,831

	Mohave Co. Unified School District No. 1 (Lake Havasu)
100,000	4.000%, 07/01/20	Aa2/NR/NR	102,717
500,000	5.000%, 07/01/35	Aa2/NR/NR	599,100

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	558,430

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	491,148

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,332,050
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,048,810
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,102,280
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,112,550

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,138,980

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	747,236

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,123,301

	Pinal Co. Unified School District No. 44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,320,783

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa1/AA/NR	692,374

	Western Maricopa Education Center District No. 402
900,000	5.000%, 07/01/19	NR/AA-/NR	900,000
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,284,240

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	835,848

	Total School District		41,383,533

	Total General Obligation Bonds		67,325,553

	Revenue Bonds (64.0%)

	Airport (5.8%)

	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A+/NR	5,431,450
2,595,000	5.000%, 07/01/27 AMT	Aa3/AA-/NR	3,199,298
2,450,000	5.000%, 07/01/31 AMT	Aa3/AA-/NR	2,939,363
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,023,217

	Phoenix-Mesa Gateway Airport Authority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	553,852

	Total Airport		15,147,180

	Charter Schools (1.0%)

	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	275,993

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	229,734

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	295,983
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	368,859

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	544,770

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	444,009

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	500,296

	Total Charter Schools		2,659,644

	Excise Tax (12.9%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA	435,140
1,000,000	5.000%, 07/01/43	NR/AA-/AA	1,147,390

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	102,927
125,000	4.050%, 01/01/33	NR/A-/NR	128,554

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	588,595

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A1/AA-/NR	517,105

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA-/NR	1,562,721

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	490,644

	Goodyear Public Improvement Corp.
500,000	5.250%, 07/01/24	Aa3/AA-/NR	556,510
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,655,760

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,147,110

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	297,377
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,572,760

	Mesa Excise Tax
250,000	5.000%, 07/01/32	Aa3/AA+/NR	274,723

	Mesa Street & Highway Revenue Refunding
450,000	5.000%, 07/01/20 AGMC Insured	A2/NR/NR	465,989

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,152,878

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,546,560
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,675,460
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,150,120
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,184,948

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20	Aa2/AA/NR	2,054,340

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,721,865

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	282,708

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	2,022,509
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,063,920

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AAA	1,759,785

	Scottsdale Preservation Authority
255,000	5.000%, 07/01/20	Aa2/AA+/AA+	264,448

	Sedona Excise Tax
2,605,000	4.500%, 07/01/26 AGMC Insured	NR/AA/NR	2,849,740

	Total Excise Tax		33,672,586

	Healthcare (12.8%)

	Arizona Health Facilities Authority (Banner Health)
5,000,000	4.000%, 01/01/43	NR/AA-/AA-	5,171,200
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,219,020

	Arizona Health Facilities Authority (Dignity Health)
1,500,000	5.000%, 07/01/28	A3/A/A-	1,503,405
2,175,000	5.250%, 03/01/39	A3/A/A-	2,295,430

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
1,000,000	5.000%, 02/01/27	A1/A/A+	1,085,100
775,000	5.000%, 02/01/30	A1/A/A+	836,721
6,035,000	5.000%, 02/01/34	A1/A/A+	6,482,375

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,407,160
1,500,000	5.000%, 12/01/42	A2/NR/A	1,677,885

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A	2,472,570
1,000,000	4.125%, 09/01/42	A2/NR/A	1,090,180

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA-/NR	539,090
500,000	5.250%, 10/01/26	NR/AA-/NR	538,515

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,115,520
675,000	5.000%, 08/01/34	A2/NR/A+	779,045

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,842,024
200,000	5.000%, 08/01/32	NR/A/NR	227,730

	Total Healthcare		33,282,970

	Higher Education (8.0%)

	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	563,189
285,000	5.000%, 07/01/32	Aa2/AA/NR	312,480
115,000	5.000%, 07/01/32	Aa2/AA/NR	126,088

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	874,808

	Arizona Board of Regents (Northern Arizona University System)
575,000	5.000%, 06/01/32	A1/A+/NR	653,309

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	584,000
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,713,075

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	462,036
460,000	5.000%, 06/01/31	Aa2/AA-/NR	502,200

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	272,335
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	745,787

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	713,781

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	730,668

	McAllister Academic Village (Arizona State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,175,960

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,600,887

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	233,814
400,000	5.000%, 07/01/33	Baa3/NR/NR	466,968
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,425,700

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/BBB+/NR	570,620

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,177,960

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,307,942
750,000	4.000%, 07/01/37	Aa3/NR/AA-	839,078
500,000	4.000%, 07/01/38	Aa3/NR/AA-	557,850

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,063,190

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,096,490

	Total Higher Education		20,770,215

	Lease (3.5%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	659,124
500,000	5.000%, 09/01/28	A2/A/NR	548,135
1,000,000	5.000%, 09/01/29	A2/A/NR	1,093,690

	Cave Creek COP
45,000	5.750%, 07/01/19	NR/AA/NR	45,000

	Nogales Municipal Development Authority, Inc.
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	733,978
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	881,798
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,129,080

	Pima COP
430,000	5.000%, 12/01/19	NR/AA-/AA	436,575

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,472,073

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	574,480

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	598,040

	Total Lease		9,171,973

	Mortgage (3.2%)

	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	381,746
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	396,886

	Estrella Mountain Ranch Community Facilities District
1,000,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	1,170,190

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,123,603
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	884,903

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	548,015
500,000	4.000%, 07/15/32	A1/A-/NR	550,285

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	791,030

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	530,254
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	930,391

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	531,560

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/AA-	558,392

	Total Mortgage		8,397,255

	Pollution Control (2.2%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,955,000	4.500%, 03/01/30	A3/A-/NR	3,115,693

	Coconino Co. Pollution Control, Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/A-/NR	2,015,540

	Maricopa Co. Pollution Control, El Paso Electric Co.
375,000	3.600%, 02/01/40	Baa1/BBB/NR	377,490
250,000	3.600%, 04/01/40	Baa1/BBB/NR	251,660

	Total Pollution Control		5,760,383

	Resource Recovery (3.1%)

	Chandler Industrial Development Authority (Intel Corporation Project)
4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	4,394,118

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,541,070

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	2.800%, 06/01/27 AMT (Mandatory Put Date 06/01/21)	NR/A-/NR	1,527,555
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	525,169

	Total Resource Recovery		7,987,912

	Senior Living Facilities (2.7%)

	Arizona Industrial Development Authority, First Tier (Great Lakes Senior Living Communities)
480,000	4.250%, 01/01/40	NR/BBB+/NR	510,038

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/BBB/NR	717,514
555,000	5.000%, 01/01/29	NR/BBB/NR	643,484
1,205,000	5.000%, 01/01/30	NR/BBB/NR	1,397,330
1,405,000	4.000%, 01/01/33	NR/BBB/NR	1,463,279

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,161,490

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/A-/NR	1,157,570

	Total Senior Living Facilities		7,050,705

	Transportation (0.2%)

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	566,990

	Utility (4.2%)

	Greater Arizona Development Authority Revenue
1,200,000	5.000%, 08/01/29	A1/A/NR	1,203,552
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	568,385

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,675,845
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,238,264

	Pinal Co. Electrical District No. 3, Electrical System Revenue
305,000	4.750%, 07/01/31	NR/A+/NR	322,538

	Salt River Project Agricultural Improvement and Power Revenue
600,000	5.000%, 01/01/20	Aa1/AA/NR	611,118

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,737,520

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	584,924

	Total Utility		10,942,146

	Water/Sewer (4.4%)

	Arizona Water Infrastructure Finance Authority
250,000	4.250%, 10/01/19	Aaa/AAA/AAA	251,853

	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,318,591

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	550,060

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	Aa3/A+/NR	1,816,343
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA/NR	680,695

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,148,600

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,800,300

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,302,455

	Pima Co. Sewer Revenue System
1,335,000	5.000%, 07/01/26	NR/AA/AA-	1,475,696
865,000	5.000%, 07/01/27	NR/AA/AA-	954,553

	Total Water/Sewer		11,299,146

	Total Revenue Bonds		166,709,105

	Pre-Refunded Bonds (8.5%)††

	Pre-Refunded General Obligation Bonds (3.3%)

	City (0.4%)

	Goodyear, Arizona
1,000,000	5.000%, 07/01/29	Aa1/AA/NR	1,000,000

	County (1.5%)

	Maricopa Co. Community College District
2,000,000	5.000%, 07/01/20	Aaa/AAA/AAA	2,000,000
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,000,000

	Total County		4,000,000

	School District (1.4%)

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,000,000

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	291,088

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,200,000	4.750%, 07/01/30	Aa1/AA/NR	1,282,584

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,040,350

	Total School District		3,614,022

	Total Pre-Refunded General Obligation Bonds		8,614,022

	Pre-Refunded Revenue Bonds (5.2%)

	Excise Tax (0.8%)

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	850,000
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,250,000

	Total Excise Tax		2,100,000

	Healthcare (2.5%)

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,524,555

	Maricopa Co. Hospital Revenue (Sun Health)
1,320,000	5.000%, 04/01/25	NR/NR/NR*	1,463,471
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,476,199

	University Medical Center Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	910,000

	Total Healthcare		6,374,225

	Lease (1.8%)

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	3,054,240

	State of Arizona COP Department Administration
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	676,512

	Tucson, Arizona COP
1,000,000	5.000%, 07/01/29 AGC Insured	A1/AA/A+	1,000,000

	Total Lease		4,730,752

	Utility (0.1%)

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	269,408

	Total Pre-Refunded Revenue Bonds		13,474,385

	Total Pre-Refunded Bonds		22,088,407

	Total Municipal Bonds (cost $241,702,074)		256,123,065

Shares	Short-Term Investment (0.7%)

1,933,092	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.21%** (cost $1,933,092)	Aaa-mf/AAAm/NR	1,933,092

	Total Investments (cost $243,635,166-note b)	99.1%	258,056,157
	Other assets less liabilities	0.9	2,376,624
	Net Assets	100.0%	$260,432,781

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	10.9%
Pre-refunded bonds††	8.6
Aa of Moody's or AA of S&P or Fitch	49.1
A of Moody's or S&P or Fitch	26.2
Baa of Moody's or BBB of S&P	4.3
Not Rated*	0.9
100.0%

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $243,232,228 amounted to $14,823,929, which consisted of aggregate gross unrealized appreciation of $14,824,439 and aggregate gross unrealized depreciation of $510.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,933,092
Level 2 – Other Significant Observable Inputs- Municipal Bonds	256,123,065
Level 3 – Significant Unobservable Inputs	—
Total	$258,056,157
+See schedule of investments for a detailed listing of securities.